Annual Fund Operating Expenses	Dec. 31, 2020
Prospectus #1 | Delaware Limited-Term Diversified Income Fund | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.41%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.54%
Prospectus #1 | Delaware Limited-Term Diversified Income Fund | Class D
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%	[1]
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.31%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Prospectus #1 | Delaware Limited-Term Diversified Income Fund | Class R
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.20%	[1]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.31%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Limited-Term Diversified Income Fund | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.31%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.39%
Prospectus #1 | Delaware Limited-Term Diversified Income Fund | Class R6
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.13%	[1]
Total annual fund operating expenses	0.63%
Fee waivers and expense reimbursements	(0.31%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.32%
Prospectus #2 | Delaware Tax-Free New Jersey Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.45%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.41%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Prospectus #2 | Delaware Tax-Free New Jersey Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.45%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.41%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%
Prospectus #2 | Delaware Tax-Free Oregon Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.29%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
Prospectus #2 | Delaware Tax-Free Oregon Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.29%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%

[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets from April 30, 2021 through April 30, 2022 for all share classes other than R6, and 0.32% of the Fund’s Class R6 shares’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from April 30, 2021 through April 30, 2022. This waiver may be terminated only by agreement of the Distributor and the Fund.
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets for both share classes of the Fund’s average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets for both share classes of the Fund’s average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.